ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and expected credit losses as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	93,115	491,293
Less: allowance for expected credit losses	(7,294)	(6,249)
Total accounts receivable, net	85,821	485,044

The roll-forward of the allowance for credit losses related to accounts receivable for the years ended December 31, 2021 and 2022 consists of the following activity:

	For the Year ended December 31,
	2021	2022
	RMB	RMB
Balance at beginning of year	5,270	7,294
Provision (reversal) for expected credit losses	2,024	(1,045)
Balance at end of year	7,294	6,249